MUTUALS.com

Statement of Additional Information Supplement

Dated February 13, 2004

Generation Wave Aggressive Growth Fund

Generation Wave Growth Fund

Generation Wave Alternative Growth Fund

Generation Wave Balanced Fund

This Supplement updates certain information contained in the currently effective statement of additional information for the above-referenced funds (collectively, the “Funds”)

Effective immediately, the table under “Management of the Funds – Board of Trustees” is deleted and replaced with the following:

Name, Address and Age	Position with the Trust	Term of Office and Length of Service	Principal Occupation During Past 5 Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees:
Dr. Michael D. Akers Straz Hall, 481 606 N. 13th Street Milwaukee, WI 53201 Age: 48	Trustee	Indefinite Term; Since 2001	Associate Professor of Accounting, Marquette University (1996-present)	5	Independent Trustee, Zodiac Trust (an open-end investment company)
Gary A. Drska 6744 S. Howell Avenue Oak Creek, WI 53154 Age: 46	Trustee	Indefinite Term; Since 2001	Captain, Midwest Airlines (Airline Company) (2000- present); Director-Flight Standards & Training (July 1990-December 1999)	5	Independent Trustee, Zodiac Trust (an open-end investment company)
Interested Trustees* and Principal Officers:
Joseph C. Neuberger* 615 E. Michigan Street Milwaukee, WI 53202 Age: 41	Trustee, Chairman	Indefinite Term; Since 2001	Senior Vice President, U.S. Bancorp Fund Services, LLC (1994-present)	5	Trustee, Zodiac Trust (an open-end investment company)
Dan S. Ahrens 700 N. Pearl Street LB #373 Dallas, TX 75201 Age: 38	President and Treasurer	Indefinite Term; Since 2001	Vice President, MUTUALS.com, Inc. (1999-present)	5	N/A
Eric W. Falkeis 615 E. Michigan Street Milwaukee, WI 53202 Age: 29	Vice President	Indefinite Term; Since 2001	Vice President, U.S. Bancorp Fund Services, LLC (2001-present); Assistance Vice President, U.S. Bancorp Fund Services, LLC (1997-2001)	5	N/A
Elaine E. Richards 615 E. Michigan Street Milwaukee, WI 53202 Age: 35	Secretary	Indefinite Term; Since 2001	Vice President, U.S. Bancorp Fund Services, LLC (1998-present)	5	N/A

Please file this Statement of Additional Information Supplement with your records.